Drilling units, machinery and equipment, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Balance December 31, 2016	$ 2,438,292
Balance June 30, 2017	2,324,599
Drilling units, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance December 31, 2016	3,691,939
Additions	7,572
Disposal of assets	(1,042)
Assets transferred as held for sale	(600,576)
Balance June 30, 2017	3,097,893
Drilling units, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance December 31, 2016	(1,253,647)
Disposal of assets	713
Assets transferred as held for sale	541,568
Depreciation	(61,928)
Balance June 30, 2017	(773,294)
Drilling units, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance December 31, 2016	2,438,292
Additions	7,572
Disposal of assets	(329)
Assets transferred as held for sale	(59,008)
Depreciation	(61,928)
Balance June 30, 2017	$ 2,324,599